Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of Fair Value on Recurring Basis	The following table presents information about the Company’s financial assets that are measured at fair value on a recurring basis (in thousands):

	Fair Value Measurement as of December 31, 2021
	Level 1	Level 2	Total
Assets:
Cash equivalents:
Money market funds	$474,294	$—	$474,294
Marketable securities:
Commercial paper	—	83,728	83,728
Corporate securities	—	78,363	78,363
U.S. Treasury securities	—	15,188	15,188
Asset-backed securities	—	16,720	16,720
Total marketable securities	—	193,999	193,999
Total cash equivalents and marketable securities	$474,294	$193,999	$668,293

	Fair Value Measurement as of December 31, 2020
	Level 1	Level 2	Total
Assets:
Cash equivalents:
Money market funds	$28,371	$—	$28,371
Marketable securities:
Commercial paper	—	27,473	27,473
Corporate securities	—	6,938	6,938
U.S. Treasury securities	—	16,158	16,158
Asset-backed securities	—	2,772	2,772
Total marketable securities	—	53,341	53,341
Total cash equivalents and marketable securities	$28,371	$53,341	$81,712